Revision of Previously Issued Financial Statement	3 Months Ended
Mar. 31, 2021
Revision Of Previously Issued Financial Statement [Abstract]
Revision of Previously Issued Financial Statement
NOTE 2 — REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENT
The Company previously reported its Class A ordinary shares subject to redemption to be equal to the redemption value of approximately $10.00 per Public Share, while taking into consideration that a redemption cannot result in net tangible assets being less than $5,000,001.

In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC
480-10,
redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified certain Public Shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter provides that currently, the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001.
Upon considering the impact of the forward purchase agreement entered into on October 29, 2020, it was concluded that the redemption value should include all Public Shares, resulting in the Class A ordinary shares subject to possible redemption being equal to $276,000,000. This resulted in a measurement adjustment to the carrying value of the Class A ordinary shares subject to redemption with the offset recorded to additional paid-in
capital and accumulated deficit.
The table below summarizes the effects of the revision of the financial statements for all periods being revised:

	As Previously Reported	Adjustments	As Revised
Balance sheet as of November 19, 2020
Class A Ordinary Shares Subject to Possible Redemption	262,686,220	13,313,780	276,000,000
Class A Ordinary Shares	208	(133)	75
Additional Paid-in Capital	5,004,105	(5,004,105)	—
Accumulated Deficit	(4,999)	(8,309,542)	(8,314,541)
Total Shareholders’ Equity (Deficit)	5,000,004	(13,313,780)	(8,313,776)

Balance sheet as of December 31, 2020
Class A Ordinary Shares Subject to Possible Redemption	262,593,450	13,406,550	276,000,000
Class A Ordinary Shares	209	(134)	75
Additional Paid-in Capital	5,096,874	(5,096,874)	—
Accumulated Deficit	(97,764)	(8,309,542)	(8,407,306)
Total Shareholders’ Equity (Deficit)	5,000,009	(13,406,550)	(8,406,541)